Summary of Significant Accounting Policies: Accounting Standards Updates Pending Adoption (Policies)	9 Months Ended
Sep. 30, 2018
Policies
Accounting Standards Updates Pending Adoption

Accounting Standards Updates Pending Adoption

In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses of Financial Instruments (“ASU 2016-13”) with an effective date in 2020 for public business entities and 2021 for others. The new standard replaces the existing incurred loss recognition model with an expected credit loss recognition model. The objective of the expected credit loss model is for the Company to recognize its estimate of expected credit losses for affected financial assets in a valuation allowance deducted from the amortized cost basis of the related financial assets that results in presenting the net carrying value of the financial assets at the amount expected to be collected. The Company must consider all available relevant information when estimating expected credit losses, including details about past events, current conditions, and reasonable and supportable forecasts over the contractual life of an asset. Financial assets may be evaluated individually or on a pooled basis when they share similar risk characteristics. The measurement of credit losses for available-for-sale debt securities measured at fair value is not affected, except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the carrying value adjustment is recognized through an allowance and not as a direct write-down. Upon adoption, the Company does not expect the impact of ASU 2016-13 to be material.

In August 2018, the FASB adopted ASU No. 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (“ASU 2018-12”) with an effective date in 2021 for public business entities and 2022 for other entities. The new standard makes significant changes to accounting requirements for long-duration insurance contracts, including long-term care, traditional and limited payment life insurance, and annuities. The significant provisions are shown below.

•         Under current guidance, the liability for future policy benefits for long-duration products is established based on assumptions set at issue which are not changed unless there is a premium deficiency. Under ASU 2018-12, these assumptions, which include mortality, morbidity, persistency, expenses, and the discount rate, must be reviewed for changes at least annually. When assumptions other than the discount rate are changed, the liability is recomputed and a cumulative catch-up adjustment is recorded in the current year income statement. The discount rate, which is based on the yield of an upper-medium-grade fixed income instrument, must be updated each reporting period; changes in the liability resulting from the discount rate are recorded in other comprehensive income.

•         The liability for future policy benefits can no longer include a provision for adverse deviation.

•         Because liability assumptions are updated periodically, the test for premium deficiency is no longer required for nonparticipating traditional and limited payment contracts.

•         ASU 2018-12 introduces the concept of market risk benefits for product features such as guaranteed minimum death or income benefits, which must be accounted for at fair value.

•         Deferred acquisition costs will generally be amortized to expense on a constant level basis, either individually or on a grouped contract basis consistent with related reserves, over the expected term of the contracts. Amortization based on estimated gross profits or gross margins will be eliminated. The deferred policy acquisition costs asset does not need to be tested for impairment, no interest is accreted, and shadow adjustments are no longer required.

•         Insurers must provide disclosures that allow financial statement users to understand the amount, timing, and uncertainty of future cash flows arising from the insurance liabilities.

The Company is currently evaluating the potential impact of ASU 2018-12.